Long-term Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Loans
11.	Long-term Loans
In March 2018, the Group borrowed loans from third parties with an aggregate principal of RMB10,000. These loans were repayable on demand and interest-bearing at market rates. During the years ended December 31, 2018 and 2019, the Group made principal repayments of RMB3,000 and RMB5,000 (US$718) for these loans, respectively.
On August 1, 2019, the Group refinanced the remaining loan with principal of RMB2,000 (US$287) on a long-term basis by extending the repayment date to March 2021. The refinanced loan continues to bear interest at annual an interest rate of 4.75%.

The current portion of these loans and accrued interest are included in Accrued expenses and other liabilities (Note 10).
On September 18, 2019, the Group borrowed a long-term loan from a third party with a principal of RMB30,000 (US$4,309) and an annual interest rate of 4.75%, which is guaranteed by the Company’s founder and director, Mr. Huazhi Hu, and his spouse.
RMB32,850 (US$4,719) of principal and related interest of this loan is repayable on September 17, 2021.